Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 591.9	$ 525.5
Accounts receivable, less allowance for credit losses	1,704.4	1,480.7
Inventories	2,286.4	2,235.3
Prepaid expenses and other current assets	537.3	430.1
Total Current Assets	5,119.9	4,671.5
Property, plant and equipment, net	2,207.1	2,048.8
Goodwill	9,947.1	8,951.1
Intangible assets, net	4,717.3	4,598.4
Other assets	1,100.3	1,095.5
Total Assets	23,091.7	21,365.3
Current Liabilities:
Accounts payable	303.0	194.6
Other current liabilities	1,693.6	1,393.3
Current portion of long-term debt	587.1	863.0
Total Current Liabilities	2,583.7	2,450.9
Deferred income taxes, net	244.1	352.5
Other long-term liabilities	626.1	744.1
Long-term debt	6,932.0	5,341.6
Total Liabilities	10,386.0	8,889.1
Commitments and Contingencies (Note 20)
Stockholders' Equity:
Common stock, $0.01 par value, one billion shares authorized, 318.7 million (317.5 million in 2024) issued	3.2	3.2
Paid-in capital	10,178.6	10,038.1
Retained earnings	11,611.0	11,095.3
Accumulated other comprehensive loss	(205.7)	(262.8)
Treasury stock, 123.2 million shares (118.4 million shares in 2024)	(8,889.4)	(8,405.7)
Total Zimmer Biomet Holdings, Inc. stockholders' equity	12,697.7	12,468.1
Noncontrolling interest	8.1	8.1
Total Stockholders' Equity	12,705.8	12,476.2
Total Liabilities and Stockholders' Equity	$ 23,091.7	$ 21,365.3